DEAN WITTER AMERICAN VALUE FUND
                     TWO WORLD TRADE CENTER
                    NEW YORK, NEW YORK 10048
                         (212) 392-1600






                                   April 4, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Dean Witter American Value Fund
     File 2-66269
     Rule 497(j) Filing

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on March 31, 1997.


                                   Very truly yours,
                                   /s/Carston Otto
                                      Carston Otto
                                   Assistant Secretary



cc: Randolph Koch
    Barry Fink

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